Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Ordinary shares, shares authorized	600,000,000	600,000,000
Ordinary shares, no par value | (per share)
Common Class A [Member]
Ordinary shares, shares issued	4,064,050	4,064,050
Ordinary shares, shares outstanding	4,064,050	4,064,050
Common Class B [Member]
Ordinary shares, shares issued	1,000,000	1,000,000
Ordinary shares, shares outstanding	1,000,000	1,000,000